Equity Income Fund Expense Example - Class 1 [Member] - Equity Income Fund - Class 1	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	$ 977